FAIR VALUE DISCLOSURES (DETAILS 1) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment (gains) losses, net		$ (97)	$ (47)	$ (184)
Transfers into level 3		17	171
Transfers out of Level 3	14	109	51
Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Other comprehensive income (loss)		141	(35)
Corporate Debt Securities [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	432	432	320
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		2	1
Investment (gains) losses, net		4	0
Subtotal		6	1
Other comprehensive income (loss)		15	(2)
Purchases		0	117
Issuances		0	0
Sales		47	52
Settlements		0	0
Transfers into level 3		17	100
Transfers out of Level 3		(68)	(52)
Closing Balance		355	432
Corporate Debt Securities [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Other comprehensive income (loss)		14	1
US States and Political Subdivisions Debt Securities [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	53	53	49
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Subtotal		0	0
Other comprehensive income (loss)		(1)	5
Purchases		0	0
Issuances		0	0
Sales		2	2
Settlements		0	0
Transfers into level 3		0	1
Transfers out of Level 3		0	0
Closing Balance		50	53
US States and Political Subdivisions Debt Securities [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Other comprehensive income (loss)		(1)	5
Foreign Government Debt Securities [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	22	22	21
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Subtotal		0	0
Other comprehensive income (loss)		0	(1)
Purchases		0	1
Issuances		0	0
Sales		0	0
Settlements		0	0
Transfers into level 3		0	1
Transfers out of Level 3		(3)	0
Closing Balance		19	22
Foreign Government Debt Securities [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Other comprehensive income (loss)		1	(1)
Commercial Mortgage Backed Securities [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	902	902	1,103
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		2	2
Investment (gains) losses, net		(105)	(30)
Subtotal		(103)	(28)
Other comprehensive income (loss)		128	(34)
Purchases		0	0
Issuances		0	0
Sales		27	139
Settlements		0	0
Transfers into level 3		0	0
Transfers out of Level 3		0	0
Closing Balance		900	902
Commercial Mortgage Backed Securities [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Other comprehensive income (loss)		124	(40)
Residential Mortgage Backed Securities [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	14	14	0
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Subtotal		0	0
Other comprehensive income (loss)		0	(1)
Purchases		0	0
Issuances		0	0
Sales		5	5
Settlements		0	0
Transfers into level 3		0	20
Transfers out of Level 3		0	0
Closing Balance		9	14
Asset-backed Securities [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	172	172	148
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	1
Subtotal		0	1
Other comprehensive income (loss)		4	2
Purchases		0	21
Issuances		0	0
Sales		25	33
Settlements		0	0
Transfers into level 3		0	33
Transfers out of Level 3		(38)	0
Closing Balance		113	172
Asset-backed Securities [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Other comprehensive income (loss)		3	2
Redeemable Preferred Stock [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	14	14	2
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Subtotal		0	0
Other comprehensive income (loss)		1	(1)
Purchases		0	0
Issuances		0	0
Sales		0	(2)
Settlements		0	0
Transfers into level 3		0	15
Transfers out of Level 3		0	0
Closing Balance		15	14
Equity Method Investments [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	77	77	73
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	1
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Subtotal		0	1
Other comprehensive income (loss)		0	6
Purchases		0	2
Issuances		0	0
Sales		0	(5)
Settlements		0	0
Transfers into level 3		0	0
Transfers out of Level 3		0	0
Closing Balance		77	77
Gmib Reinsurance [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	10,547	10,547	4,606
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		315	5,737
Policyholders' benefits		0	0
Subtotal		315	5,737
Other comprehensive income (loss)		0	0
Purchases		182	204
Issuances		0	0
Sales		0	0
Settlements		0	0
Transfers into level 3		0	0
Transfers out of Level 3		0	0
Closing Balance		11,044	10,547
Gmib Reinsurance [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		497	5,941
Policyholders' benefits		0	0
Other comprehensive income (loss)		0	0
Separate Accounts [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	215	215	207
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		8	0
Increase (decrease) in the fair value of the reinsurance contracts		0	17
Policyholders' benefits		0	0
Subtotal		8	17
Other comprehensive income (loss)		0	0
Purchases		6	4
Issuances		0	0
Sales		(2)	(11)
Settlements		(3)	(2)
Transfers into level 3		0	0
Transfers out of Level 3		0	0
Closing Balance		224	215
Separate Accounts [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		8	18
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Other comprehensive income (loss)		0	0
GIB and GWBL and Other Features [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	291	291	94
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		(77)	176
Subtotal		(77)	176
Other comprehensive income (loss)		0	0
Purchases		51	21
Issuances		0	0
Sales		0	0
Settlements		0	0
Transfers into level 3		0	0
Transfers out of Level 3		0	0
Closing Balance		265	291
GIB and GWBL and Other Features [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		(26)	197
Other comprehensive income (loss)		0	0
Other Invested Assets [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	(2)	(2)	0
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	(2)
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Subtotal		0	(2)
Other comprehensive income (loss)		2	0
Purchases		0	0
Issuances		0	0
Sales		0	0
Settlements		0	0
Transfers into level 3		0	0
Transfers out of Level 3		0	0
Closing Balance		0	(2)
Other Fixed Maturities Available For Sale [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		0	0
Increase (decrease) in the fair value of the reinsurance contracts		0	0
Policyholders' benefits		0	0
Other comprehensive income (loss)		0	(2)
Total Debt Maturities Available For Sale [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Net investment income (loss)		0	0
Investment (gains) losses, net		8	18
Increase (decrease) in the fair value of the reinsurance contracts		497	5,941
Policyholders' benefits		(26)	197
Other comprehensive income (loss)		$ 141	$ (35)